Note 3 - Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 US Midwest [Member] CRE Segment [Member]	Dec. 31, 2010 Netherlands [Member] CRE Segment [Member]	Nov. 30, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 CRE Segment [Member]	Dec. 31, 2011 CRE Segment [Member]	Dec. 31, 2010 CRE Segment [Member]	Dec. 31, 2012 Residential Property Management [Member]	Dec. 31, 2011 Residential Property Management [Member]	Dec. 31, 2010 Residential Property Management [Member]	Dec. 31, 2012 Property Services [Member]	Dec. 31, 2012 Defined Benefit Pension Plan Assumed In November 2010 Acquisition [Member]	Dec. 31, 2012 Acquisitions After December 31, 2008 [Member]	Dec. 31, 2011 Acquisitions After December 31, 2008 [Member]
Number of Businesses Acquired	5	6	10	4	1		2	1	5	2	5	5	1
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred	$ (12,649)	$ (10,166)				$ 375
Defined Benefit Plan, Fair Value of Plan Assets														5,397
Defined Benefit Plan, Benefit Obligation														5,836
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate														3.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase														2.00%
Business Combination, Acquisition Related Costs	5,032	861	1,158
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	2,214	11,441	15,067
Business Combination, Contingent Consideration Arrangements, Basis for Amount	The Company typically structures its business acquisitions to include contingent consideration.Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to four-year periods following the dates of acquisition.The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period.If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil
Business Acquisition, Contingent Consideration, at Fair Value	1,944	3,482	11,672												13,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low															12,700
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High															15,200
Compensation Element															7,475	3,900
Compensation Element Range Low															10,400
Compensation Element Range High															12,600
Contingent Consideration Paid	2,451		318												5,492	1,806
Contingent Consideration Payable, Resolved		$ 3,109													$ 658